Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Lessee Disclosure [Abstract]
Interest income on net investment in lease	¥ 12,299	¥ 3,629	¥ 17,115